Loans and Borrowings - Summary of Interest Bearing Loans and Borrowings Measured At Amortized Cost/Fair Value (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Non-current liabilities
Non-current portion of loans and borrowings	$ 424	$ 523
Current liabilities
Current portion of loans and borrowings	228	226
Secured bank loans [Member]
Non-current liabilities
Non-current portion of loans and borrowings	424	523
Current liabilities
Current portion of loans and borrowings	$ 228	$ 226